        As filed with the Securities and Exchange Commission on October 25, 2001
                                       Securities Act Registration No. 333-60772



                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-effective Amendment No.                       Post-effective Amendment No. 1
                            ----
                        (Check appropriate box or boxes)

                                 AIM FUNDS GROUP
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                11 Greenway Plaza
                                    Suite 100
                                Houston, TX 77046
                  ---------------------------------------------
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (713) 626-1919

Name and Address of Agent for Service:    Copy to:

CAROL F. RELIHAN, ESQUIRE                 THOMAS H. DUNCAN, ESQUIRE
A I M Advisors, Inc.                      Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza                         1225 17th Street
Suite 100                                 Suite 2300
Houston, TX 77046                         Denver, CO 80202

         Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

         It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b)(1)(v).

         No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

         In accordance with the guidance provided in the comment letter to the registrants dated February 15, 1996, this Post-effective Amendment to Registration Statement on Form N-14 is being filed to file a copy of Exhibit 12, the opinion of Ballard Spahr Andrews & Ingersoll, LLP, supporting the tax matters and consequences to shareholders discussed in the prospectus previously filed under Registration No. 333-60772. This Post-effective Amendment consists of the facing page, this page, Item 16 from Part C of the Registration Statement marked to show revisions, a signature, exhibit index and the exhibit described therein.

PART C.  OTHER INFORMATION

Item 16. Exhibits.

1        (a)   (1) Amended and Restated Agreement and Declaration of Trust of
               the Registrant, dated November 5, 1998, was filed electronically as an Exhibit to Post-effective Amendment No. 75 on February 12,
               1999, and is hereby incorporated by reference.

               (2) Amendment No. 1, dated December 21, 1998 to Amended and Restated Agreement and Declaration of Trust of the Registrant (reclassification of Class A Shares of AIM Money Market Fund), dated as of November 5, 1998, was filed electronically as an Exhibit to Post-effective Amendment No. 75 on February 12, 1999, and is hereby incorporated by reference.

               (3) Amendment No. 2, dated June 1, 2000, to Amended and Restated Agreement and Declaration of Trust of the Registrant was filed electronically as an Exhibit to Post-effective Amendment No. 80 on June 15, 2000, and is hereby incorporated by reference.

               (4) Amendment No. 3, dated June 14, 2000, to Amended and Restated Agreement and Declaration of Trust of the Registrant was filed electronically as an Exhibit to Post-effective Amendment No. 80 on June 15, 2000, and is hereby incorporated by reference.

               (5) Amendment No. 4, dated September 22, 2000, to Amended and Restated Agreement and Declaration of Trust of the Registrant was filed electronically as an Exhibit to Post-effective Amendment No. 81 on September 29, 2000, and is hereby incorporated by reference.

               (6) Amendment No. 5, dated December 12, 2000, to Amended and Restated Agreement and Declaration of Trust of the Registrant was filed electronically as an Exhibit to Post-effective Amendment No. 82 on December 13, 2000, and is hereby incorporated by reference.

               (7) Amendment No. 6, dated December 13, 2000, to Amended and Restated Agreement and Declaration of the Trust of the Registrant was filed electronically as an Exhibit to Post-effective Amendment No. 84 on April 27, 2001, and is hereby incorporated by reference.

               (8) Amendment No. 7, dated March 14, 2001, to Amended and Restated Agreement and Declaration of Trust was filed electronically as an Exhibit to Post-effective Amendment No. 84 on April 27, 2001, and is hereby incorporated by reference.

2        (a)   (1) Amended and Restated Bylaws of the Registrant were filed electronically as an Exhibit to Post-effective Amendment No. 75 on February 12, 1999, and are hereby incorporated by reference.

               (2) First Amendment to Amended and Restated Bylaws of the Registrant, adopted June 9, 1999 was filed electronically as an Exhibit to Post-effective Amendment No. 77 on March 9, 2000, and is hereby incorporated by reference.

               (3) Amendment No. 2 to Amended and Restated Bylaws of the Registrant, adopted June 14, 2000, was filed electronically as an Exhibit to Post-effective Amendment No. 80 on June 15, 2000, and is hereby incorporated by reference.

3              Voting Trust Agreements - None


4 Form of Agreement and Plan of Reorganization between the Registrant and AIM Advisor Funds was filed electronically as Appendix I to the Combined Proxy Statement and Prospectus contained in the Registration Statement on Form N-14 filed on May 11, 2001, and is hereby incorporated by reference.


5 Articles II, VI, VII and VIII of the Amended and Restated Agreement and Declaration of Trust, as amended, and Articles IV and VI of the Amended and Restated Bylaws define the rights of holders of shares were filed electronically as an Exhibit to Post-effective Amendment No. 75 on February 12, 1999, and are hereby incorporated by reference.

6        (a)   (1) Master Investment Advisory Agreement, dated June 1, 2000, between the Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 80 on June 15, 2000, and is hereby incorporated by reference.

               (2) Amendment No. 1, dated August 30, 2000, to the Master Investment Advisory Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 81 on September 29, 2000, and is hereby incorporated by reference.

               (3) Amendment No. 2, dated December 27, 2000, to the Master Investment Advisory Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 84 on April 27, 2001, and is hereby incorporated by reference.

7        (a)   (1) Second Amended and Restated Master Distribution Agreement,
               dated July 1, 2000, between Registrant (on behalf of its Class A
               Shares and Class C Shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 81 on September 29, 2000, and is hereby incorporated by reference.

               (2) Amendment No. 1, dated August 30, 2000, to the Second Amended and Restated Master Distribution Agreement between Registrant (on behalf of its Class A Shares and Class C Shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 81 on September 29, 2000, and is hereby incorporated by reference.

               (3) Amendment No. 2, dated December 27, 2000, to the Second Amended and Restated Master Distribution Agreement between Registrant (on behalf of its Class A Shares and Class C Shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 84 on April 27, 2001, and is hereby incorporated by reference.

         (b) First Amended and Restated Master Distribution Agreement, dated December 31, 2000, between Registrant (on behalf of Registrant's Class B shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 84 on April 27, 2001, and is hereby incorporated by reference.

         (c) Form of Selected Dealer Agreement between A I M Distributors, Inc. and selected dealers was filed electronically as an Exhibit to Post-effective Amendment No. 84 on April 27, 2001, and is hereby incorporated by reference.

         (d) Form of Bank Selling Group Agreement between A I M Distributors, Inc. and banks was filed electronically as an Exhibit to Post-effective Amendment No. 75 on February 12, 1999, and is hereby incorporated by reference.

8        (a)   AIM Funds Retirement Plan for Eligible Directors/Trustees, as
               restated March 7, 2000, was filed electronically as an Exhibit to Post-effective Amendment No. 80 on June 15, 2000, and is hereby incorporated by reference.

         (b) Form of Director Deferred Compensation Agreement for Registrant's Non-Affiliated Directors, as amended March 7, 2000, was filed electronically as an Exhibit to Post-effective Amendment No. 80 on June 15, 2000, and is hereby incorporated by reference.

9        (a)   (1) Master Custodian Contract, dated May 1, 2000, between the
               Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-effective Amendment No. 81 on September 29, 2000, and is hereby incorporated by reference.

               (2) Amendment, dated May 1, 2000, to the Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-effective Amendment No. 81 on September 29, 2000, and is hereby incorporated by reference.

         (b) (1) Subcustodian Agreement, dated September 9, 1994, among the Registrant, Texas Commerce Bank National Association, State Street Bank and Trust Company and A I M Fund Services, Inc., was filed electronically as an Exhibit to Post-effective Amendment No. 71 on April 26, 1996, and is hereby incorporated by reference.

               (2) Amendment No. 1, dated October 2, 1998 to Subcustodian Agreement, dated September 9, 1994, among the Registrant, Chase Bank of Texas N.A. (formerly Texas Commerce Bank), State Street Bank and Trust Company and A I M Fund Services, Inc., was filed electronically as an Exhibit to Post-effective Amendment No. 77 on March 9, 2000, and is hereby incorporated by reference.

         (c) (1) Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 75 on February 12, 1999, and is hereby incorporated by reference.

               (2) Amendment No. 1, dated September 28, 1998 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 75 on February 12, 1999, and is hereby incorporated by reference.

               (3) Amendment No. 2, dated December 14, 1998 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 76 on April 15, 1999, and is hereby incorporated by reference.

               (4) Amendment No. 3, dated December 22, 1998 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 76 on April 15, 1999, and is hereby incorporated by reference.

               (5) Amendment No. 4, dated January 26, 1999 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 76 on April 15, 1999, and is hereby incorporated by reference.

               (6) Amendment No. 5, dated March 1, 1999 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 76 on April 15, 1999, and is hereby incorporated by reference.

               (7) Amendment No. 6, dated March 18, 1999 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 76 on April 15, 1999, and is hereby incorporated by reference.

               (8) Amendment No. 7, dated November 15, 1999 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 77 on March 9, 2000, and is hereby incorporated by reference.

10       (a)   (1) Fifth Amended and Restated Master Distribution Plan for
               Registrant's Class A Shares and Class C Shares was filed electronically as an Exhibit to Post-effective Amendment No. 81 on September 29, 2000, and is hereby incorporated by reference.

               (2) Amendment No. 1, dated August 30, 2000, to the Fifth Amended and Restated Master Distribution Plan for Registrant's Class A Shares and Class C Shares was filed electronically as an Exhibit to Post-effective Amendment No. 81 on September 29, 2000, and is hereby incorporated by reference.

               (3) Amendment No. 2, dated December 27, 2000, to the Fifth Amended and Restated Master Distribution Plan for Registrant's Class A Shares and Class C Shares was filed electronically as an Exhibit to Post-effective Amendment No. 84 on April 27, 2001, and is hereby incorporated by reference.

         (b) Third Amended and Restated Master Distribution Plan for Registrant's Class B Shares was filed electronically as an Exhibit to Post-effective Amendment No. 84 on April 27, 2001, and is hereby incorporated by reference.

         (c) Form of Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-effective Amendment No. 82 on December 13, 2000, and is hereby incorporated by reference.

         (d) Form of Bank Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-effective Amendment No. 82 on December 13, 2000, and is hereby incorporated by reference.

         (e) Form of Variable Group Annuity Contractholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-effective Amendment No. 82 on December 13, 2000, and is hereby incorporated by reference.

         (f) Form of Agency Pricing Agreement to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-effective Amendment No. 82 on December 13, 2000, and is hereby incorporated by reference.

         (g) Forms of Service Agreement for Bank Trust Departments and for Brokers for Bank Trust Departments to be used in connection with Registrant's Master Distribution Plan were filed electronically as an Exhibit to Post-effective Amendment No. 82 on December 13, 2000, and is hereby incorporated by reference.

         (h) Form of Shareholder Service Agreement for Shares of the AIM Mutual Funds was filed electronically as an Exhibit to Post-effective Amendment No. 82 on December 13, 2000, and is hereby incorporated by reference.

         (i) Third Amended and Restated Multiple Class Plan (effective August 5, 1999) was filed electronically as an Exhibit to Post-effective Amendment No. 77 on March 9, 2000, and is hereby incorporated by reference.


11 Opinion and Consent of Ballard Spahr Andrews & Ingersoll, LLP, as to the legality of the securities being registered was filed electronically as an Exhibit to the Registration Statement on Form N-14 filed on May 11, 2001, and is hereby incorporated by reference.



12 Opinion of Ballard Spahr Andrews & Ingersoll, LLP, supporting the tax matters and consequences to shareholders is filed herewith electronically.


13       (a)   (1) Transfer Agency and Service Agreement, dated November 1,
               1994, between the Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-effective Amendment
               No. 70 on November 17, 1995, and is hereby incorporated by reference.

               (2) Amendment No. 1, dated August 4, 1997, to the Transfer Agency and Service Agreement, dated as of November 1, 1994, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 74 on February 27, 1998, and is hereby incorporated by reference.

               (3) Amendment No. 2, dated January 1, 1999, to the Transfer Agency and Service Agreement, dated as of November 1, 1994, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 77 on March 9, 2000, and is hereby incorporated by reference.

               (4) Amendment No. 3, dated July 1, 2000, to the Transfer Agency and Service Agreement, dated as of November 1, 1994, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 81 on September 29, 2000, and is hereby incorporated by reference.

         (b) (1) Remote Access and Related Service Agreement, dated as of December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc.) was filed electronically as an Exhibit to Post-effective Amendment No. 71 on April 26, 1996, and is hereby incorporated by reference.

               (2) Amendment No. 1, effective October 4, 1995, to the Remote Access and Related Services Agreement, dated as of December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 71 on April 26, 1996, and is hereby incorporated by reference.

               (3) Addendum No. 2, effective October 12, 1995, to the Remote Access and Related Services Agreement, dated as of December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 71 on April 26, 1996, and is hereby incorporated by reference.

               (4) Amendment No. 3, effective February 1, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 73 on July 25, 1997, and is hereby incorporated by reference.

               (5) Amendment No. 4, dated June 30, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 75 on February 12, 1999, and is hereby incorporated by reference.

               (6) Amendment No. 5, dated July 1, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 75 on February 12, 1999, and is hereby incorporated by reference.

               (7) Exhibit 1, effective as of August 4, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 74 on February 27, 1998, and is hereby incorporated by reference.

               (8) Amendment No. 6, dated August 30, 1999, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 77 on March 9, 2000, and is hereby incorporated by reference.

               (9) Amendment No. 7, dated February 29, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 81 on September 29, 2000, and is hereby incorporated by reference.

         (c) Preferred Registration Technology Escrow Agreement, dated September 10, 1997, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 74 on February 27, 1998, and is hereby incorporated by reference.

         (d) Shareholder Sub-Accounting Services Agreement, dated October 1, 1993, between the Registrant and First Data Investor Services Group, Inc., Financial Data Services, Inc. and Merrill, Lynch, Pierce, Fenner & Smith Incorporated was filed electronically as an Exhibit to Post-effective Amendment No. 71 on April 26, 1996, and is hereby incorporated by reference.

         (e) (1) Master Administrative Services Agreement, dated June 1, 2000, between the Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 80 on June 15, 2000, and is hereby incorporated by reference.

               (2) Amendment No. 1, dated August 30, 2000, to the Master Administrative Services Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 81 on September 29, 2000, and is hereby incorporated by reference.

               (3) Amendment No. 2, dated December 27, 2000, to the Master Administrative Services Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 84 on April 27, 2001, and is hereby incorporated by reference.

         (f) Memorandum of Agreement, dated June 1, 2000, between Registrant, on behalf of all Funds, and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 84 on April 27, 2001, and is hereby incorporated by reference.


14       (a)   Consent of KPMG, LLP, was filed electronically as an Exhibit to the Registration Statement on Form N-14 filed on May 11, 2001, and is hereby incorporated by reference.



         (b) Consent of Pricewaterhousecoopers, LLP, was filed electronically as an Exhibit to the Registration Statement on Form N-14 filed on May 11, 2001, and is hereby incorporated by reference.


15             Financial Statements omitted - None.

16 Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement - None.


17 Form of Proxy related to the Special Meeting of Shareholders of AIM Advisor Flex Fund was filed electronically as an Exhibit to the Registration Statement on Form N-14 filed on May 11, 2001, and is hereby incorporated by reference.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-effective Amendment No. 1 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-effective Amendment on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston, State of Texas, on the 25th day of October, 2001.

                                        REGISTRANT:  AIM FUNDS GROUP

                                                By:  /s/ ROBERT H. GRAHAM
                                                     ---------------------------
                                                     Robert H. Graham, President

                  Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

         SIGNATURES                                            TITLE                                    DATE
         ----------                                            -----                                    ----
/s/ ROBERT H. GRAHAM                               Chairman, Trustee & President                   October 25, 2001
-------------------------------                    (Principal Executive Officer)
   (Robert H. Graham)

/s/ FRANK S. BAYLEY                                           Trustee                              October 25, 2001
-------------------------------
  (Frank S. Bayley)

/s/ BRUCE L. CROCKETT                                         Trustee                              October 25, 2001
-------------------------------
   (Bruce L. Crockett)

/s/ OWEN DALY II                                              Trustee                              October 25, 2001
-------------------------------
    (Owen Daly II)

/s/ ALBERT R. DOWDEN                                          Trustee                              October 25, 2001
-------------------------------
    (Albert R. Dowden)

/s/ EDWARD K. DUNN, JR.                                       Trustee                              October 25, 2001
-------------------------------
    (Edward K. Dunn, Jr.)

/s/ JACK M. FIELDS                                            Trustee                              October 25, 2001
-------------------------------
    (Jack M. Fields)

/s/ CARL FRISCHLING                                           Trustee                              October 25, 2001
-------------------------------
    (Carl Frischling)

/s/ PREMA MATHAI-DAVIS                                            Trustee                        October 25, 2001
-------------------------------
    (Prema Mathai-Davis)

/s/ LEWIS F. PENNOCK                                              Trustee                        October 25, 2001
-------------------------------
    (Lewis F. Pennock)

/s/ RUTH H. QUIGLEY                                               Trustee                        October 25, 2001
-------------------------------
    (Ruth H. Quigley)

/s/ LOUIS S. SKLAR                                                Trustee                        October 25, 2001
-------------------------------
    (Louis S. Sklar)

/s/ DANA R. SUTTON                                        Vice President & Treasurer             October 25, 2001
-------------------------------                           (Principal Financial and
    (Dana R. Sutton)                                          Accounting Officer)

                                  EXHIBIT INDEX


EXHIBIT
NUMBER        DESCRIPTION
-------       -----------
 12           Opinion of Ballard Spahr Andrews & Ingersoll, LLP, supporting the tax matters and consequences to shareholders.